Debt - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Dec. 01, 2010 EUR (€)
Debt Instrument [Line Items]
Interest expense			$ 1,300,000	$ 400,000	$ 1,500,000
CFL Ventures [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, aggregate face value						$ 20.0
Effective interest rate			4.70%			4.70%
CFL Ventures [Member] | Promissory Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Jan. 01, 2023
CFL Ventures [Member] | Promissory Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Jan. 01, 2024
Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit, maximum amount			$ 0	$ 0
Line of credit, available facility			$ 62,200,000
Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit, maximum amount							$ 57,800,000	£ 46.0	$ 26,900,000	£ 21.4
Credit Agreement [Member] | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Apr. 29, 2029
Additional credit amount	$ 30,000,000
Line of credit, maximum amount	$ 120,000,000	$ 90,000,000
Credit Agreement [Member] | Senior Secured Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.40%
Variable rate		3.25%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) [Member]
Credit Agreement [Member] | Senior Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.30%
Variable rate		2.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) [Member]
Maven Top Holdings SARL [Member] | Data Project SRL Mortgage [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 100,000								€ 0.3